Accounts Receivable	12 Months Ended
Oct. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

4.	Accounts Receivable

As of October 31	2011	2010
Trade accounts receivable	$37,203	$33,615
Other receivables(a)	1,966	6,939
	39,169	40,554
Allowance for doubtful accounts	(170)	(83)
Accounts receivable	$38,999	$40,471

(a)      As of October 31, 2011, other receivables include a $nil (October 31, 2010 ― $3.1 million) receivable related to the sale of Central Labs and $nil (October 31, 2010 ― $1.9 million) for the TSA and other sale related transactions associated with the sale of Early Stage.